Property and Equipment, net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 4,844	$ 3,562
Less: Accumulated depreciation and amortization		(3,192)	(2,630)
Property and equipment, net	$ 2,548	1,652	932
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		3,881	2,680
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		526	440
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		185	185
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		31	31
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		179	184
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 42	$ 42